Supplemental Balance Sheet Information (LLC) - Schedule of Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Balance Sheet Related Disclosures [Abstract]
Vendor deposits	$ 36,938	$ 34,906	$ 12,739
Prepaid expenses	10,220	10,859	8,851
Other	12,760	10,513	14,946
Prepaid and other current assets	$ 59,918	$ 56,278	$ 36,536